Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment
Office premises	47 to 51 years
Leasehold improvements whichever is less	over terms of the leases or the useful lives
Furniture, fixtures and office equipment	3 to 5 years
Motor vehicles	4 years
Testing equipment	3 years

Engineering segment backlog
	2019	2018
	US $'000	US $'000
Engineering segment	$8,611	$4,303

ZHEJIANG TIANLAN
Property, plant and equipment
Land use right	Over terms of the leases
Buildings and leasehold improvements	11 to 50 years, with 5% residual value
Plant and machineries	5 to 10 years, with 5% residual value
Furniture, fixtures and office equipment	5 years, with 5% residual value
Motor vehicles	5 years, with 5% residual value